Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions	Total	Common Stock	Paid-in Capital	Accumulated Earnings	Accumulated Other Comprehensive Loss	Treasury Stock	Total Crown Equity	Noncontrolling Interests
Balance at beginning of period at Dec. 31, 2014	$ 337	$ 929	$ 407	$ 1,732	$ (2,765)	$ (234)	$ 69	$ 268
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	461			393			393	68
Other comprehensive income / (loss)	(393)				(389)		(389)	(4)
Dividends paid to noncontrolling interests	(48)							(48)
Contribution from noncontrolling interests	4							4
Restricted stock awarded	0		(2)			2
Stock-based compensation	27		27				27
Common stock issued	6		5			1	6
Common stock repurchased	(9)		(8)			(1)	(9)
Purchase of noncontrolling interests	0		(3)				(3)	3
Balance at end of period at Dec. 31, 2015	385	929	426	2,125	(3,154)	(232)	94	291
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	583			496			496	87
Other comprehensive income / (loss)	(246)				(246)		(246)
Dividends paid to noncontrolling interests	(80)							(80)
Contribution from noncontrolling interests	4							4
Restricted stock awarded	0		(1)			1
Stock-based compensation	20		20				20
Common stock issued	10		8			2	10
Common stock repurchased	(8)		(7)			(1)	(8)
Balance at end of period at Dec. 31, 2016	668	929	446	2,621	(3,400)	(230)	366	302
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect of change in accounting principle	60			60			60
Net income	428			323			323	105
Other comprehensive income / (loss)	162				159		159	3
Dividends paid to noncontrolling interests	(93)							(93)
Contribution from noncontrolling interests	5							5
Restricted stock awarded	0		(1)			1
Stock-based compensation	23		23				23
Common stock issued	9		7			2	9
Common stock repurchased	(339)		(308)			(31)	(339)
Balance at end of period at Dec. 31, 2017	$ 923	$ 929	$ 167	$ 3,004	$ (3,241)	$ (258)	$ 601	$ 322